Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net earnings	$ 506.1	$ 758.4	$ 2,553.7	$ 3,357.4	$ 2,598.4
Other comprehensive income (loss), net of income taxes:
Foreign currency translation adjustments	304.3	201.1	(517.3)	(975.6)	(1,235.0)
Pension and postretirement plan benefit adjustments	4.9	5.3	(58.2)	80.5	(361.1)
Unrealized gain (loss) on available-for-sale securities	7.3	(131.7)	(114.8)	17.6	(52.1)
Total other comprehensive income (loss), net of income taxes	316.5	74.7	(690.3)	(877.5)	(1,648.2)
Comprehensive income	$ 822.6	$ 833.1	$ 1,863.4	$ 2,479.9	$ 950.2